STOCK-BASED COMPENSATION PLAN (Fair Value of Employee's Purchase Rights) (Details)	12 Months Ended
	Jan. 31, 2015	Feb. 01, 2014	Jan. 28, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Expected Term	3 months	3 months	3 months
Expected volatility	13.20%	8.80%	11.60%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%	0.00%	0.00%
Risk free interest rate	0.20%	0.00%	0.00%